INCOME TAXES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 22, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Line Items]
Corporate income tax rate		23.00%	23.00%	24.00%
Income tax expense for US tax purpose		$ 15,000
Unrecognized tax benefits that would impact effective tax rate		2,030
Interest expense related to uncertain tax positions		47
Accrued interest liabiliy related to uncertain tax positions		2,030
Minimum [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	21.00%
Maximum [Member]
Income Tax Disclosure [Line Items]
Corporate income tax rate	35.00%
Domestic Country [Member]
Income Tax Disclosure [Line Items]
Operating loss carry-forwards		163,175
Capital loss carry-forwards		236
Foreign Country [Member]
Income Tax Disclosure [Line Items]
Operating loss carry-forwards		136,715
Capital loss carry-forwards		$ 236